Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of Revenue

	SA Rand
Figures in million	2021	2020	2019
Revenue from contracts with customers	43 632	30 642	26 459
Gold	42 597	29 704	25 693
Silver[1]	857	839	589
Uranium[1]	178	99	177
Consideration from streaming contract[2]	397	—	—
Hedging gain/(loss)[3]	(2 296)	(1 397)	453
Total revenue[4]	41 733	29 245	26 912
[1] Silver is derived from the Hidden Valley mine in Papua New Guinea. Uranium is derived from the Moab Khotsong operation.
[2] Relates to the recognition of non-cash consideration recognised as part of revenue for the streaming arrangement. Refer to note 31 for further information.
[3] Relates to the realised effective portion of the hedge-accounted gold derivatives. Refer to note 19 for further information.
4    A geographical analysis of revenue is provided in the segment report.

Average Commodity Price [Table Text Block]
Below are the average commodity prices received for the financial years:

	2021	2020	2019
Gold[1]
– US$ per ounce (US$/oz)	1 719	1 461	1 287
– Rand per kilogram (R/kg)	851 045	735 569	586 653
Silver
– US$ per ounce (US$/oz)	25.45	16.85	15.00
– Rand per kilogram (R/kg)	12 602	8 485	6 837
Uranium
– US$ per pound (US$/lb)	29.76	25.34	26.23
– Rand per kilogram (R/kg)	1 010	875	820

[1] The gold price includes the realised effective portion of the hedge-accounted gold derivatives.